Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (459,145)	$ (431,717)		$ (308,697)
Total property and equipment, net	424,274	451,703	[1]	359,303
Computer, equipment and vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	181,552	181,552		166,774
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 701,867	$ 701,867		$ 501,226

[1]	Derived from audited information